Stockholders' Equity	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Attributable to Parent [Abstract]
Stockholders' Equity
Stockholders’ Equity
Common Stock
The Company has 53.3 million authorized shares of $0.01 par value common stock. Holders of common stock are entitled to one vote per share on all matters to be voted upon by the stockholders. The holders of common stock do not have cumulative voting rights in the election of directors. Holders of common stock are entitled to receive ratably dividends if, as and when dividends are declared from time to time by the Company’s Board of Directors out of funds legally available for that purpose, after payment of dividends required to be paid on outstanding preferred stock or series common stock, as described below. Upon liquidation, dissolution or winding up, any business combination or a sale or disposition of all or substantially all of the assets, the holders of common stock are entitled to receive ratably the assets available for distribution to the stockholders after payment of liabilities and accrued but unpaid dividends and liquidation preferences on any outstanding preferred stock or series common stock. The common stock has no preemptive or conversion rights and is not subject to further calls or assessment by the Company. There are no redemption or sinking fund provisions applicable to the common stock.
The following table summarizes common stock activity from January 1, 2012 to December 31, 2014:

	2014	2013	2012
	(In millions)
Shares outstanding at the beginning of the year	18.0	17.9	18.1
Stock grants to employees	0.1	0.1	0.1
Shares repurchased	—	—	(0.3)
Shares outstanding at the end of the year	18.1	18.0	17.9

Preferred Stock and Series Common Stock
The Board of Directors is authorized to issue up to 10.0 million shares of preferred stock and up to 40.0 million shares of series common stock, both with a $0.01 per share par value. The Board of Directors can determine the terms and rights of each series, whether dividends (if any) will be cumulative or non-cumulative and the dividend rate of the series, redemption or sinking fund provisions, conversion terms, prices and rates and amounts payable on shares of the series in the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company and whether the shares of the series will be convertible into shares of any other class or series, or any other security, of the Company or any other corporation. The Board of Directors may also determine restrictions on the issuance of shares of the same series or of any other class or series, and the voting rights (if any) of the holders of the series. There were no outstanding shares of preferred stock or series common stock as of December 31, 2014.
Perpetual Preferred Stock
As discussed in Note 12. "Long-term Debt," the Company had $732.5 million aggregate principal amount of the Debentures outstanding as of December 31, 2014. Perpetual preferred stock issued upon a conversion of the Debentures will be fully paid and non-assessable, and holders will have no preemptive or preferential right to purchase any of the Company’s other securities. The perpetual preferred stock has a liquidation preference of $1,000 per share, is not convertible and is redeemable at the Company’s option at any time at a cash redemption price per share equal to the liquidation preference plus any accumulated dividends. Holders are entitled to receive cumulative dividends at an annual rate of 3.0875% if and when declared by the Company’s Board of Directors. If the Company fails to pay dividends on the perpetual preferred stock for five years, the Company generally must sell warrants or preferred stock with specified characteristics and use the funds from that sale to pay accumulated dividends after the payment in full of any deferred interest on the Debentures, subject to certain limitations. Additionally, holders of the perpetual preferred stock are entitled to elect two additional members to serve on the Company’s Board of Directors if (1) prior to any remarketing of the perpetual preferred stock, the Company fails to declare and pay dividends with respect to the perpetual preferred stock for 10 consecutive years or (2) after any successful remarketing or any final failed remarketing of the perpetual preferred stock, the Company fails to declare and pay six dividends thereon, whether or not consecutive. The perpetual preferred stock may be remarketed at the holder’s election after December 15, 2046 or earlier, upon the first occurrence of a change of control if the Company does not redeem the perpetual preferred stock. There were no outstanding shares of perpetual preferred stock as of December 31, 2014.
Treasury Stock
Share repurchases.  The Company has a share repurchase program for its common stock with an authorized amount of $1.0 billion in which repurchases may be made from time to time based on an evaluation of the Company’s outlook and general business conditions, as well as alternative investment and debt repayment options (Repurchase Program). The Repurchase Program does not have an expiration date and may be discontinued at any time. Through December 31, 2014, the Company had made total repurchases of 0.5 million shares at a cost of $299.6 million ($199.8 million in 2008 and $99.8 million in 2006), leaving $700.4 million available under the Repurchase Program. No share repurchases were made under the Repurchase Program during the years ended December 31, 2014, 2013 and 2012.
The Company’s Chairman and Chief Executive Officer had authority to direct the Company to repurchase up to $100.0 million of common stock outside of the share repurchase program. During the second quarter of 2012, the Company utilized existing cash on hand to repurchase 0.3 million shares of outstanding common stock for $99.9 million pursuant to that authority through open-market transactions.
Shares relinquished.  The Company routinely allows employees to relinquish common stock to pay estimated taxes upon the payout of performance units that are settled in common stock and the vesting of restricted stock. The number of shares of common stock relinquished was less than 0.1 million for the years ended December 31, 2014, 2013 and 2012, respectively. The value of the common stock tendered by employees was based upon the closing price on the dates of the respective transactions.